Summary of Significant Accounting Policies - Additional Information (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Employee benefit plan, annual fees per participant.	$ 47
Employee benefit plan, revenue credits	8,451
Employee benefit plan, plan held float income amount	$ 103	$ 136,879